Employee Benefits - Expected Future Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Pension Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
2013	$ 161
2014	166
2015	174
2016	184
2017	190
2018 - 2022	1,096
Postretirement Welfare Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
2013	16
2014	16
2015	17
2016	17
2017	17
2018 - 2022	80
Medicare Part D Subsidy [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
2013	2
2014	2
2015	2
2016	2
2017	3
2018 - 2022	$ 14